Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2013-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/26/2013

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2013-2

5. Collateral Summary	Collection Period, Begin:	9/1/2013

	Collection Period, End:	9/30/2013

6. Charge-Off and Delinquency Rates	Determination Date:	10/15/2013

7. Credit Instruments	Distribution Date:	10/21/2013

8. Accumulation Account	Revolving/Amortization Period	Revolving

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	139742AA8	107,000,000.00	107,000,000.00	0.77000000	0.00	68,658.33	68,658.33	0.00	0.00	107,000,000.00
A-2	139742AB6	143,000,000.00	143,000,000.00	0.92000000	0.00	109,633.33	109,633.33	0.00	0.00	143,000,000.00
A-3	139742AC4	128,000,000.00	128,000,000.00	1.24000000	0.00	132,266.67	132,266.67	0.00	0.00	128,000,000.00
A-4	139742AD2	44,410,000.00	44,410,000.00	1.56000000	0.00	57,733.00	57,733.00	0.00	0.00	44,410,000.00
B	139742AE0	22,440,000.00	22,440,000.00	1.96000000	0.00	36,652.00	36,652.00	0.00	0.00	22,440,000.00
C	139742AF7	23,760,000.00	23,760,000.00	2.66000000	0.00	52,668.00	52,668.00	0.00	0.00	23,760,000.00
D	139742AG5	21,120,000.00	21,120,000.00	3.30000000	0.00	58,080.00	58,080.00	0.00	0.00	21,120,000.00
E	139742AH3	18,480,000.00	18,480,000.00	4.06000000	0.00	62,524.00	62,524.00	0.00	0.00	18,480,000.00
Deal Totals		508,210,000.00	508,210,000.00		0.00	578,215.33	578,215.33	0.00	0.00	508,210,000.00

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	1,000.00000000	0.00000000	0.64166664	0.64166664	0.00000000	1,000.00000000
A-2	1,000.00000000	0.00000000	0.76666664	0.76666664	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.03333336	1.03333336	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.30000000	1.30000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.63333333	1.63333333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.21666667	2.21666667	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.75000000	2.75000000	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.38333333	3.38333333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	1,000.00000000

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	107,000,000.00	9/20/2013	10/20/2013	30/360	N/A	N/A	0.77000000	0.77000000	68,658.33
A-2	143,000,000.00	9/20/2013	10/20/2013	30/360	N/A	N/A	0.92000000	0.92000000	109,633.33
A-3	128,000,000.00	9/20/2013	10/20/2013	30/360	N/A	N/A	1.24000000	1.24000000	132,266.67
A-4	44,410,000.00	9/20/2013	10/20/2013	30/360	N/A	N/A	1.56000000	1.56000000	57,733.00
B	22,440,000.00	9/20/2013	10/20/2013	30/360	N/A	N/A	1.96000000	1.96000000	36,652.00
C	23,760,000.00	9/20/2013	10/20/2013	30/360	N/A	N/A	2.66000000	2.66000000	52,668.00
D	21,120,000.00	9/20/2013	10/20/2013	30/360	N/A	N/A	3.30000000	3.30000000	58,080.00
E	18,480,000.00	9/20/2013	10/20/2013	30/360	N/A	N/A	4.06000000	4.06000000	62,524.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	68,658.33	0.00	68,658.33	0.00
A-2	0.00	109,633.33	0.00	109,633.33	0.00
A-3	0.00	132,266.67	0.00	132,266.67	0.00
A-4	0.00	57,733.00	0.00	57,733.00	0.00
B	0.00	36,652.00	0.00	36,652.00	0.00
C	0.00	52,668.00	0.00	52,668.00	0.00
D	0.00	58,080.00	0.00	58,080.00	0.00
E	0.00	62,524.00	0.00	62,524.00	0.00
Deal Totals	0.00	578,215.33	0.00	578,215.33	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2013-2
4. Collections and Distributions

Collections
Receipts During the Period***	19,590,212.79
Administrative Purchase Payments	26,394.03
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	315,514.18
Accumulation Account Investment Earnings	0.00
Other Fees of Expenses Paid	0.00
Total Collections	19,932,121.00

Beginning Reserve Account Balance	2,640,064.23
Total Available Amount	22,572,185.23

Distributions
Total Available Amount	22,572,185.23
Basic Servicing Fee	550,010.86
Aggregate Class A Interest Distributable Amount	368,291.33
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	36,652.00
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	52,668.00
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	58,080.00
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	62,524.00
Fourth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	2,640,064.23
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	16,883,978.45
Noteholders' Regular Principal Distributable Amount	0.00
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	1,919,916.36

Supplemental Servicing Fees	71,664.75
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	9,600.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	25,513	26,699	26,248	898	27,146
Deal Totals	Aggregate Receivables Principal Balance	528,012,846.38	528,010,426.95	511,126,503.29	16,881,916.75	528,008,420.04
	Aggregate Amount Financed	528,012,846.38	528,010,426.95	511,126,503.29	16,881,916.75	528,008,420.04

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	7.87000000	7.86604162	7.86491278	68.63	68.60	68.58	57.74	55.06	54.20

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	519,568,465.12	333,622.72	0.7705%	26,248	161	0.6134%
Preceding	519,174,935.55	127,287.04	0.2942%	25,811	140	0.5424%
Next Preceding	519,109,165.72	39,344.90	0.0910%	25,408	103	0.4054%
Three Month Average			0.3852%			0.5204%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	528,012,846.38	500,554.66	0.0948%	31 - 60 days	771	15,448,776.56
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	132	2,723,323.71
with the prospectus for Capital Auto Receivables Asset Trust 2013-2 related to delinquencies,				> 90 days	29	698,679.38
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	119	1,955,164.28
				Current Period	50	883,405.77
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	12	39,206.96
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	157	2,799,363.09
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-2

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	2,640,064.23	2,640,064.23	0.00	0.00	0.00	2,640,064.23	2,640,064.23

8. Accumulation Account

Beginning Balance		Investment Earnings	Deposits	Releases	Ending Balance

54.79	—	0.00	16,883,923.66	16,881,916.75	2,061.70

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	YES
Additional Receivables Criteria Satisfied, If Applicable?	YES
Overcollateralization Target reached?	YES
Initial Overcollateralization	19,802,846.38
Current Overcollateralization	19,800,481.74
Overcollateralization Target (Revolving Period)	19,800,481.74
Overcollateralization Target (Amortization Period)	83,159,317.36

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2013-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2013-2 will perform in the future.